Description of Organization and Business Operations - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Organization Business And Basis Of Presentation [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Number of operating segment | segment	1
Offering costs associated with warrants	$ 4,259	$ 0
Sponsor Support Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Vesting provisions of shares	These provisions provide that (i) one-third of the Vesting Shares shall vest at such time as (x) the closing price of common stock equals or exceeds $12.50 for any 20 trading days during any period of 30 consecutive trading days or (y) IonQ consummates a subsequent transaction (as defined) on or before the date that is five years after the consummation of the Business Combination, (ii) one-third of the Vesting Shares shall vest at such time as (x) the closing price of common stock equals or exceeds $15.00 for any 20 trading days during any period of 30 consecutive trading days or (y) IonQ consummates a subsequent transaction (as defined), on or before the date that is five years after the consummation of the Business Combination and (iii) one-third of the Vesting Shares shall vest at such time as (x) the closing price of common stock equals or exceeds $17.50 for any 20 trading days during any period of 30 consecutive trading days or (y) IonQ consummates a subsequent transaction (as defined), on or before the date that is five years after the consummation of the Business Combination.
Ionqdmy Technology Group Inc [Member]
Organization Business And Basis Of Presentation [Line Items]
Offering costs associated with warrants	$ 4,300
DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Business Combination, gross proceeds	$ 636,000
Business Acquisition, Share Price | $ / shares	$ 10.00
Business Acquisition, Transaction Costs	$ 52,000
Common Class B [Member] | Sponsor Support Agreement [Member] | Vesting Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of conversion of stock at the consummation of the business combination	10.00%
Number of shares converted into shares of common stock at the consummation of Business combination | shares	750,000
Pipe Shares [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, private placement gross proceeds	$ 345,000